SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Sales taxes receivable	$ 22	$ 23
Prepaid expenses	53	36
Total receivables and other current assets	$ 75	$ 59